PROPERTY, PLANT AND EQUIPMENT - Revaluation (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Revalued amount	$ 10,657,214	$ 11,737,892
Residual Value according to the cost model	7,089,416	7,332,405
Difference	$ 3,567,798	$ 4,405,487